INTANGIBLE ASSETS - NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible assets [Line Items]
Acquisition cost	$ 39.6	$ 36.3
Accumulated amortization	(24.8)	(22.6)
Book value	14.8	13.7
Customer relationships [Member]
Intangible assets [Line Items]
Acquisition cost	3.5	3.9
Accumulated amortization	(1.0)	(0.7)
Book value	2.5	3.2
Technologies [Member]
Intangible assets [Line Items]
Acquisition cost	11.6	12.8
Accumulated amortization	(11.5)	(10.1)
Book value	0.1	2.7
Trade marks [Member]
Intangible assets [Line Items]
Acquisition cost	$ 5.4	$ 6.0
Accumulated amortization
Book value	$ 5.4	$ 6.0
Software licenses [Member]
Intangible assets [Line Items]
Acquisition cost	18.6	13.6
Accumulated amortization	(12.3)	(11.8)
Book value	6.3	$ 1.8
Others [Member]
Intangible assets [Line Items]
Acquisition cost	0.5
Accumulated amortization	0.0
Book value	$ 0.5